DELAWARE GROUP INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund

(each a "Fund" and collectively, the "Funds")

Supplement to the Funds'
Class A * Class B * Class C * Class R Prospectus
dated November 28, 2007

Effective June 1, 2008, Delaware Corporate Bond Fund changed its benchmark index from the Lehman Brothers U.S. Credit Index to the Lehman Brothers U.S. Corporate Investment Grade Index, and Delaware Extended Duration Bond Fund changed its benchmark index from the Lehman Brothers U.S. Long Credit Index to the Lehman Brothers Long U.S. Corporate Index.

For Delaware Corporate Bond Fund only:

The following replaces the table on page 3 entitled, "How have the Funds performed? - Average annual returns for periods ending 12/31/06."

Average annual returns for periods ending 12/31/06

Delaware Corporate Bond Fund	1 year	5 years	lifetime**
Class A return before taxes	1.89%	6.76%	6.25%
Class A return after taxes on distributions	(0.06)%	4.46%	3.84%
Class A return after taxes on distributions and sale of Fund shares	1.17%	4.42%	3.85%
Class B return before taxes*	1.62%	6.68%	6.09%
Class C return before taxes*	4.80%	6.95%	6.07%
Class R return before taxes*	6.33%	N/A	4.70%
Lehman Brothers U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	4.26%	5.90%	5.75%
Lehman Brothers U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)	4.30%	5.90%	5.71%

The Fund's returns above are compared to the performance of the Lehman Brothers U.S. Credit Index and the Lehman Brothers U.S. Corporate Investment Grade Index. The Lehman Brothers U.S. Credit Index measures the total return performance of nonconvertible, investment grade domestic corporate bonds and Securities and Exchange Commission (SEC) registered foreign issues. The Lehman Brothers U.S. Corporate Investment Grade Index is composed of U.S. dollar-denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds have at least one year to maturity. The Fund's manager believes that the Lehman Brothers U.S. Corporate Investment Grade Index is more consistent with how the Fund is managed and better tracks the Fund's performance. You should remember that, unlike the Fund, each Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at the end of the period. The lifetime return for Class B shares reflects conversion to Class A shares after approximately 8 years. If shares were not redeemed, the returns before taxes for Class B would be 5.62%, 6.91%, and 6.09% for the one-year, five-year, and lifetime periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be 5.80%, 6.95%, and 6.07% for the one-year, five-year, and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. The returns shown for Class A, Class B, Class C, and Class R shares are for the lifetime period because the inception date for Class A, Class B, and Class C shares of the Fund was September 15, 1998, and the inception date for Class R shares was June 2, 2003. The returns shown for each Index are for the Fund's Class A lifetime period. The Lehman Brothers U.S. Credit Index return and the Lehman Brothers U.S. Corporate Investment Grade Index return for the Class R lifetime period were 3.36% and 3.37%, respectively. Each Index reports returns on a monthly basis as of the last day of the month. As a result, the returns for each Index for Class R shares' lifetime reflect the returns from June 30, 2003 through December 31, 2006.

For Delaware Extended Duration Bond Fund only:

The following replaces the table on page 4 entitled, "How have the Funds performed? - Average annual returns for periods ending 12/31/06."

Average annual returns for periods ending 12/31/06

Delaware Extended Duration Bond Fund	1 year	5 years	lifetime**
Class A return before taxes	0.59%	8.15%	7.00%
Class A return after taxes on distributions	(1.40)%	5.59%	4.40%
Class A return after taxes on distributions and sale of Fund shares	0.32%	5.50%	4.39%
Class B return before taxes*	0.75%	8.14%	6.81%
Class C return before taxes*	3.74%	8.35%	6.82%
Class R return before taxes*	5.16%	N/A	4.08%
Lehman Brothers U.S. Long Credit Index (reflects no deduction for fees, expenses, or taxes)	3.47%	7.73%	6.57%
Lehman Brothers Long U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	3.47%	7.45%	6.34%

The Fund's returns above are compared to the performance of the Lehman Brothers U.S. Long Credit Index and the Lehman Brothers Long U.S. Corporate Index. The Lehman Brothers U.S. Long Credit Index measures the total return performance of nonconvertible, investment grade domestic corporate bonds and SEC-registered foreign issues. The Lehman Brothers Long U.S. Corporate Index is composed of U.S. dollar-denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds have at least 10 years to maturity. The Fund's manager believes that the Lehman Brothers Long U.S. Corporate Index is more consistent with how the Fund is managed and better tracks the Fund's performance. You should remember that, unlike the Fund, each Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at the end of the period. The lifetime return for Class B shares reflects conversion to Class A shares after approximately 8 years. If shares were not redeemed, the returns before taxes for Class B would be 4.74%, 8.36%, and 6.81% for the one-year, five-year, and lifetime periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be 4.73%, 8.35%, and 6.82% for the one-year, five-year, and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. The returns shown for Class A, Class B, Class C, and Class R shares are for the lifetime period because the inception date for Class A, Class B, and Class C shares of the Fund was September 15, 1998, and the inception date for Class R shares was October 1, 2005. The returns shown for each Index are for the Fund's Class A lifetime period. The Lehman Brothers U.S. Long Credit Index return and the Lehman Brothers Long U.S. Corporate Index return for the Class R lifetime period were 5.72% and 5.68%, respectively. Each Index reports returns on a monthly basis as of the last day of the month. As a result, the returns for each Index for Class R shares' lifetime reflect the returns from October 31, 2005 through December 31, 2006.

Please keep this Supplement for future reference.

This Supplement is dated June 9, 2008.

DELAWARE GROUP INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund

(each a "Fund" and collectively, the "Funds")

Supplement to the Funds' Institutional Prospectus
dated November 28, 2007

Effective June 1, 2008, Delaware Corporate Bond Fund changed its benchmark index from the Lehman Brothers U.S. Credit Index to the Lehman Brothers U.S. Corporate Investment Grade Index, and Delaware Extended Duration Bond Fund changed its benchmark index from the Lehman Brothers U.S. Long Credit Index to the Lehman Brothers Long U.S. Corporate Index.

For Delaware Corporate Bond Fund only:

The following replaces the table on page 3 entitled, "How have the Funds performed? - Average annual returns for periods ending 12/31/06."

Average annual returns for periods ending 12/31/06

Delaware Corporate Bond Fund	1 year	5 years	lifetime (9/15/98)*
Return before taxes	6.68%	7.98%	7.09%
Return after taxes on distributions	4.55%	5.56%	4.57%
Return after taxes on distributions and sale of Fund shares	4.28%	5.40%	4.51%
Lehman Brothers U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	4.26%	5.90%	5.75%
Lehman Brothers U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)	4.30%	5.90%	5.71%

The Fund's returns above are compared to the performance of the Lehman Brothers U.S. Credit Index and the Lehman Brothers U.S. Corporate Investment Grade Index. The Lehman Brothers U.S. Credit Index measures the total return performance of nonconvertible, investment grade domestic corporate bonds and Securities and Exchange Commission (SEC) registered foreign issues. The Lehman Brothers U.S. Corporate Investment Grade Index is composed of U.S. dollar-denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds have at least one year to maturity. The Fund's manager believes that the Lehman Brothers U.S. Corporate Investment Grade Index is more consistent with how the Fund is managed and better tracks the Fund's performance. You should remember that, unlike the Fund, each Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Lifetime returns are shown if the Fund or Class existed for less than 10 years. The returns shown for the Institutional Class shares are for the lifetime period because the inception date for the Institutional Class shares was September 15, 1998. Each Index reports returns on a monthly basis as of the last day of the month. As a result, the returns for each Index reflect the returns from September 30, 1998 through December 31, 2006.

For Delaware Extended Duration Bond Fund only:

The following replaces the table on page 3 entitled, "How have the Funds performed? - Average annual returns for periods ending 12/31/06."

Average annual returns for periods ending 12/31/06

Delaware Extended Duration Bond Fund	1 year	5 years	lifetime (9/15/98)*
Return before taxes	5.78%	9.44%	7.87%
Return after taxes on distributions	3.60%	6.76%	5.15%
Return after taxes on distributions and sale of Fund shares	3.68%	6.56%	5.08%
Lehman Brothers U.S. Long Credit Index (reflects no deduction for fees, expenses or taxes)	3.47%	7.73%	6.57%
Lehman Brothers Long U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	3.47%	7.45%	6.34%

The Fund's returns above are compared to the performance of the Lehman Brothers U.S. Long Credit Index and the Lehman Brothers Long U.S. Corporate Index. The Lehman Brothers U.S. Long Credit Index measures the total return performance of nonconvertible, investment grade domestic corporate bonds and SEC-registered foreign issues. The Lehman Brothers Long U.S. Corporate Index is composed of U.S. dollar-denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds have at least 10 years to maturity. The Fund's manager believes that the Lehman Brothers Long U.S. Corporate Index is more consistent with how the Fund is managed and better tracks the Fund's performance. You should remember that, unlike the Fund, each Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Lifetime returns are shown if the Fund or Class existed for less than 10 years. The returns shown for the Institutional Class shares are for the lifetime period because the inception date for the Institutional Class shares was September 15, 1998. Each Index reports returns on a monthly basis as of the last day of the month. As a result, the returns for each Index reflect the returns from September 30, 1998 through December 31, 2006.

Please keep this Supplement for future reference.

This Supplement is dated June 9, 2008.